Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,336,935	$ 188,304	¥ 1,252,204
Less: Accumulated depreciation	(1,136,075)	(160,013)	(996,906)
Property and equipment, net	200,860	28,291	255,298
Electronic Equipment [Member]
At cost:
Property and equipment, gross	721,976	101,688	678,753
Software [Member]
At cost:
Property and equipment, gross	516,039	72,683	475,935
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	87,817	12,369	86,826
Motor Vehicles [Member]
At cost:
Property and equipment, gross	8,702	1,226	8,318
Office Equipment [Member]
At cost:
Property and equipment, gross	¥ 2,401	$ 338	¥ 2,372